Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund (the Fund)	7/1/2020
Effective March 1, 2021, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section and under the caption “Primary Service Providers - Portfolio
Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Yan Jin	Senior Portfolio Manager	Co-Portfolio Manager	2006
Grace Lee, CAIA	Portfolio Manager	Co-Portfolio Manager	October 2020
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP134_02_002_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund (the Fund)	7/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Nicolas Janvier, CFA	Portfolio Manager	Portfolio Manager	October 2020
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Nicolas Janvier, CFA	Portfolio Manager	Portfolio Manager	October 2020
Mr. Janvier joined Threadneedle, a Participating Affiliate, in 2014 as a portfolio manager. Prior to joining Threadneedle, Mr. Janvier worked as an investment professional for the Investment Manager or its predecessors from 2006 to 2014. Mr. Janvier began his investment career in 2000 and earned a B.A. from the University of Florida.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP186_02_007_(02/21)